Income Taxes (Summary of Total Income Tax Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax
Tax (recovery) expense for current year	$ 637	$ 2,314
Adjustments in respect of prior years	26	63
Total current income tax (recovery) expense	663	2,377
Deferred income tax
Origination and reversal of temporary differences	5	215
Swiss Tax Reform Adjustment	(134)	0
Total deferred income tax expense (recovery)	7	182
Income tax (recovery) expense included in net earnings	670	2,559
Change in recognition of tax losses and deductible temporary differences	105	8
Adjustments in respect of prior years	$ 31	$ (41)